Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Summary of Unvested Common Unit Activity

A summary of unvested common unit activity for the year ended December 31, 2017 is as follows:

		Weighted Average
	Common Units	Grant Date Fair Value
	(in thousands)
Unvested at December 31, 2017	1,348	$16,176
Granted	—	—
Vested	(636)	(7,632)
Forfeited	(87)	(1,044)
Unvested at December 31, 2018	625	7,500

Schedule of Option Pricing Model Inputs

For each of the options granted during 2018, the following were the weighted-average of the option pricing model inputs:

2017 Plan
Expected term (years)	6.25
Expected volatility	34.4%
Risk-free interest rate	2.8%
Dividend yield	0%

Reconciliation of Changes in Stockholders' Equity

12. Stockholders’ Equity

The following is a reconciliation of changes in stockholders’ equity for the three months ended March 31, 2019 and 2018:

	Three Months Ended March 31,
	2019	2018
	(In thousands)

Class A common stock
Balance at January 1,	$2	$2
Shares issued	1	—
Balance at March 31,	$3	$2

Class B common stock
Balance at January 1, and March 31,	$2	$2

Additional paid-in capital
Balance at January 1,	$146,154	$129,066
Equity-based compensation	2,748	972
Shares issued for equity-based compensation awards	1,148	—
Shares issued for purchase consideration	2,221	—
Redemption of common units of FAH, LLC	18,418	—
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets	(4,735)	—
Balance at March 31,	$165,954	$130,038

Accumulated other comprehensive income
Balance at January 1,	$(167)	$806
Foreign currency translation gain, net of tax	271	502
Balance at March 31,	$104	$1,308

Retained earnings(1)
Balance at January 1,	$8,717	$1,254
Net income attributable to Funko, Inc.	2,195	597
Balance at March 31,	$10,912	$1,851

Non-controlling interests(1)
Balance at January 1,	$138,546	$150,162
Distributions to continuing equity owners(1)	(8,052)	(10,857)
Redemption of common units of FAH, LLC	(18,419)	—
Foreign currency translation gain, net of tax	382	581
Net income attributable to non-controlling interests	4,950	1,122
Balance at March 31,	$117,407	$141,008

Total stockholders' equity	$294,382	$274,209
(1)

Effective with reporting for the second quarter of 2018, the Company began to classify distributions to continuing equity holders as a reduction of non-controlling interests rather than retained earnings.  Prior periods have been reclassified to conform to the current presentation.

Reconciliation of Changes in Class A and Class B Common Shares Outstanding

The following is a reconciliation of changes in Class A and Class B common shares outstanding for the three months ended March 31, 2019 and 2018:

	Three Months Ended March 31,
	2019	2018
	(In thousands)

Class A common shares outstanding
Balance at January 1,	24,960	23,338
Shares issued for equity-based compensation awards	109	—
Shares issued for purchase consideration	127	—
Redemption of common units of FAH, LLC	3,326	—
Balance at March 31,	28,522	23,338

Class B common shares outstanding
Balance at January 1,	23,584	24,976
Redemption of common units of FAH, LLC	(3,303)	—
Balance at March 31,	20,281	24,976

Total Class A and Class B common shares outstanding	48,803	48,314

Funko Acquisition Holdings, L.L.C. [Member]
Summary of Stock Option Activity

A summary of FAH, LLC stock option activity for the year ended December 31, 2017 is as follows:

	FAH, LLC	Weighted	Aggregate	Remaining
	Stock Options	Average Exercise Price	Intrinsic Value	Contractual Life
	(in thousands)		(in thousands)	(years)
Outstanding at December 31, 2017	556
Exercised	(4)
Forfeited	—
Cancelled	—
Outstanding at December 31, 2018	552	$0.41	$7,038	4.91
Options exercisable at December 31, 2018	548	$0.40	$6,988	4.90

2017 Plan [Member]
Summary of Stock Option Activity

A summary of 2017 Plan stock option activity for the year ended December 31, 2018 is as follows:

	Funko, Inc.	Weighted	Aggregate	Remaining
	Stock Options	Average Exercise Price	Intrinsic Value	Contractual Life
	(in thousands)		(in thousands)	(years)
Outstanding at December 31, 2017	1,011	$12.00	—
Granted	931	13.54	—
Exercised	(54)	12.00	62
Forfeited	(100)	12.00	434
Outstanding at December 31, 2018	1,788	12.80	1,884	9.19
Options exercisable at December 31, 2018	295	12.02	338	8.84

Summary of Restricted Stock Unit Activity

A summary of 2017 Plan restricted stock unit activity for the year ended December 31, 2018 is as follows:

	Funko, Inc.	Weighted Average	Aggregate	Remaining
	Restricted Stock Units	Grant Date Fair Value	Intrinsic Value	Contractual Life
	(in thousands)		(in thousands)	(years)
Unvested at December 31, 2017	—	$—	$—
Granted	1,899	14.33	27,216
Vested	(174)	11.19	2,712
Forfeited	(51)	10.51	1,077
Unvested at December 31, 2018	1,674	14.77	22,012	4.06